Financial instruments	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value
The Company measures the fair value of certain of its financial assets and financial liabilities using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value. The different levels of the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Other techniques for which inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability;
Level 3: Techniques which use inputs that have a significant effect on the recognized fair value that require the Company to use its own assumptions about market participant assumptions.
The Company estimated the fair value of its financial instruments as described below.
The fair value of cash and cash equivalents, restricted cash and restricted deposits, trade receivables and trade payables and accrued liabilities is considered to be equal to their respective carrying values due to their short-term maturities.
The fair value of accrued payroll taxes on share-based compensation approximates its carrying value as at March 31, 2024 and 2023.
Recurring fair value measurements
The fair value of foreign exchange forward contracts was determined based on Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates.
The fair value of investments was determined based on Level 3 inputs using the prices for financial instruments stemming from private investments that the Company participated in.
The fair value of merchant cash advances was determined based on Level 3 inputs by calculating the present value of the future estimated cash flows based on the terms of the agreements. Key assumptions for the fiscal year ended March 31, 2024 include an average repayment period of 7 months, an average discount rate of 15% and amounts deemed uncollectible, which includes write offs, of $6,021. No reasonably possible change in the key assumptions would lead to a significant change in the fair value of merchant cash advances due to their expected short-term repayment periods.
The movement in the merchant cash advances is as follows:

	2024	2023
	$	$

Balance - Beginning of fiscal year	29,492	6,300
Principal issued	165,884	54,659
Principal collected	(132,277)	(38,887)
Transaction-based revenues from fees collected incorporating fair value movement	17,158	8,196
General & administrative expenses from amounts deemed uncollectible	(6,021)	(776)

Balance - End of fiscal year	74,236	29,492
As at March 31, 2024 and 2023, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2024			March 31, 2023

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	722,102	722,102	Level 1	800,154	800,154
Restricted cash and restricted deposits	Level 1	1,950	1,950	Level 1	1,774	1,774
Merchant cash advances	Level 3	74,236	74,236	Level 3	29,492	29,492
Foreign exchange forward contracts	Level 2	257	257	Level 2	0	0
Investments	Level 3	0	0	Level 3	1,519	1,519
Liabilities:
Foreign exchange forward contracts	Level 2	0	0	Level 2	125	125
Credit and concentration risk
Generally, the carrying amount on the consolidated balance sheet of the Company’s financial assets exposed to credit risk, net of any applicable provisions for losses, represents the maximum amount exposed to credit risk.
The Company’s credit risk is primarily attributable to its cash and cash equivalents, trade and other receivables and merchant cash advances. Credit risk with respect to cash and cash equivalents is managed by maintaining balances only with high credit quality financial institutions. The Company does not hold any collateral as security. The Company does not generally require a guarantee from its customers.
Due to the Company’s diverse customer base, there is no particular concentration of credit risk related to the Company’s trade receivables and merchant cash advances. Moreover, trade receivables and merchant cash advances are managed and analyzed on an ongoing basis to ensure timely collection of amounts.
The Company maintains a loss allowance for a portion of trade receivables when collection becomes doubtful on the basis described in note 3. As described in that note, the ECL includes forward-looking factors specific to the debtors and the economic environment.
In the fiscal year ended March 31, 2024, potential effects from uncertainty in the macroeconomic environment on the Company's credit risk have been considered and have resulted in an increase to its allowance for ECLs from what the allowance would have been without factoring in these effects. The Company continues to monitor macroeconomic conditions and any resulting impacts on the Company's credit risk.
The loss allowance as at March 31, 2024 and 2023 was determined as follows:
2024

	Not past due and limited risk	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	12%	31%	48%	63%	69%
Gross carrying amount	38,665	3,390	1,314	626	1,407	2,730

Loss allowance	1,172	407	407	300	886	1,884
2023

	Not past due and limited risk	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	15%	48%	67%	69%	71%
Gross carrying amount	28,209	4,649	1,418	521	989	1,381

Loss allowance	741	697	681	349	682	981
Changes in the loss allowance were as follows:

	2024	2023
	$	$

Balance – Beginning of fiscal year	4,131	3,043
Increase	4,015	3,076
Write-offs	(3,090)	(1,988)

Balance – End of fiscal year	5,056	4,131
Liquidity risk
The Company is exposed to the risk of being unable to honor its financial commitments by the deadlines set, under the terms of such commitments and at a reasonable price. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities.
As at March 31, 2024 and 2023, the maturity analysis of financial liabilities represented the following:
2024

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,679	—	—	68,679
Other long-term liabilities	—	967	—	967
2023

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,827	—	—	68,827
Other long-term liabilities	—	1,026	—	1,026
For the maturity analysis of lease liabilities, see note 13. Details of contractual commitments are included in note 23.
The Company has $722,102 of cash and cash equivalents as at March 31, 2024, demonstrating its liquidity and its ability to cover upcoming financial liabilities.
Foreign exchange risk
The main currencies which expose the Company to foreign exchange risk due to financial instruments denominated in foreign currencies are the Canadian dollar, the Euro, the Australian dollar, the British pound sterling and the New Zealand dollar. The following table provides a summary of the Company's foreign exchange exposures, after taking into account relevant foreign exchange forward contracts, expressed in thousands of US dollars:

2024	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,039	4,446	1,375	1,638	2,088	924	13,510
Trade and other receivables	13,769	4,823	1,403	1,841	769	914	23,519
Merchant cash advances	10,252	5,734	6,958	5,620	621	—	29,185
Accounts payable and accrued liabilities	(12,952)	(9,747)	(3,454)	(2,208)	(2,299)	(3,258)	(33,918)
Other long-term liabilities	(275)	(224)	(67)	(174)	—	(41)	(781)
Lease liabilities	(10,154)	(2,971)	(1,484)	(3,033)	(1,456)	(948)	(20,046)

Net financial position exposure	3,679	2,061	4,731	3,684	(277)	(2,409)	11,469

2023	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,336	5,828	2,078	1,907	1,302	1,691	16,142
Trade and other receivables	1,781	9,004	3,915	1,456	9	2,948	19,113
Merchant cash advances	1,935	—	4,284	224	—	—	6,443
Accounts payable and accrued liabilities	(10,615)	(8,948)	(3,604)	(1,561)	(2,583)	(2,044)	(29,355)
Other long-term liabilities	(231)	(267)	(68)	(119)	—	(53)	(738)
Lease liabilities	(11,805)	(3,258)	(1,870)	(4,085)	(211)	(866)	(22,095)

Net financial position exposure	(15,599)	2,359	4,735	(2,178)	(1,483)	1,676	(10,490)
The table below shows the immediate change in loss before income taxes of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure for the fiscal years ended March 31, 2024 and 2023. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	AUD	GBP	NZD	Other
	$	$	$	$	$	$

2024	(163)	246	138	(89)	(160)	(125)
2023	(84)	(58)	161	111	(152)	15
Foreign exchange forward contracts
The Company's policy is to mitigate its exposure to foreign exchange risk by entering into derivative instruments. The Company has hedged some of its foreign currency exchange risk. The Company has entered into multiple foreign exchange forward contracts. The Company's currency pair used for cash flow hedges is US dollar / Canadian dollar. The Company does not use derivative instruments for speculative purposes. The Company's hedging program does not mitigate the impact of foreign currency fluctuations on its revenue.
Cash flow hedges
The Company has a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. Under this program the Company has entered into foreign exchange forward contracts and designated those hedges as cash flow hedges.
The notional principal of the foreign exchange contracts was approximately $95,550 CAD as at March 31, 2024 (March 31, 2023 - $109,200 CAD).
Hedging reserve

	2024	2023
	$	$

Balance - Beginning of fiscal year	(125)	23
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	512	(3,386)
Losses (gains) reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	(130)	3,238
Deferred income tax expense	(68)	—

Balance - Beginning of fiscal year	189	(125)
No hedge ineffectiveness was recorded during the fiscal year ended March 31, 2024.
All hedging relationships have been maintained as at March 31, 2024. No balance in the hedging reserve relates to hedging relationships for which hedged accounting is no longer applied.
Interest rate risk
Interest rate risk is the risk that changes in interest rates will have a negative impact on earnings and cash flows. Certain of the Company’s cash earns interest. The Company’s trade and other receivables, accounts payable and accrued liabilities do not bear interest. The Company is not exposed to material interest rate risk.
Share price risk
Accrued payroll taxes on share-based compensation (social costs) are payroll taxes associated with share-based compensation that the Company is subject to in various countries in which it operates. Social costs are accrued at each reporting period based on inputs including, but not limited to, the number of stock options and share awards outstanding, the vesting of the stock options and share awards, the exercise price, and the Company’s share price. Changes in the accrual are recognized in direct cost of revenues and operating expenses. An increase in share price will increase the accrual for social costs, and a decrease in share price will result in a decrease in the accrual for social costs, all other things being equal, including the number of stock options and share awards outstanding and exercise price remaining constant.